Employee Benefit Plans (Tables)	12 Months Ended
Mar. 31, 2026
Employee Benefit Plans [Abstract]
Schedule of Net Periodic Benefit Cost

The following table sets forth a summary of net periodic benefit cost for the years ended March 31, 2026, 2025 and 2024:

	Year Ended March 31,
	2026	2025	2024
Interest cost	$542	$1,390	4,004
Current service cost	6,197	17,416	39,295
Gain on settlement	(34,373)	(81,046)	(18,150)
Recognized net actuarial (gains) losses	500	(23,832)	12,715
Net periodic benefit cost	$(27,134)	$(86,072)	37,864

	2026	2025	2024
Actuarial assumptions used to determine net cost:
Discount rate	2.27% - 3.58%	2.88% - 3.64%	3.48% – 4.30%
Expected return on assets	4.00%	3.00% - 3.64%	3.48% – 4.30%
Rate of increase in salary	2.50%	2.50%	2.50%

Schedule of Future Benefit Payments under the Plans for the Next Ten Years are Estimated

Undiscounted Future benefit payments under the plans for the next ten years are estimated as follows:

For the year ending March 31,
2027	$41,280
2028	—
2029	—
2030	9,445
2031	11,366
2032 – 2036	85,124
Total	$147,215

Schedule of Provide a Reconciliation of the Changes in the Benefit Obligations

The following tables provide a reconciliation of the changes in the benefit obligations for the years ended March 31, 2026, 2025 and 2024, and a summary of the funded status as of March 31, 2026 and 2025:

	Year Ended March 31,
	2026	2025	2024
Change in Benefit Obligations, (net)
Balance at beginning of year	$60,829	$146,191	$107,956
Interest cost	542	1,390	4,004
Current service cost	6,197	17,416	39,295
Gain on settlement	(34,373)	(81,046)	(18,150)
Benefit paid	(862)	—	—
Actuarial (gain) loss	500	(23,832)	12,715
Exchange difference	(349)	710	371
Balance at end of year	$32,484	$60,829	$146,191
	2026	2025
Gross long service payment obligation	$(48,522)	$(96,934)
Add: Attributed contributions	16,038	36,105
Total net unfunded amount recognized in consolidated balance sheets	$(32,484)	$(60,829)

Net unfunded amounts recognized in consolidated balance sheets consist of:
Current liabilities included in accrued expenses and other current liabilities	$(21,429)	$(26,467)
Long-term liabilities included in other long-term liabilities, net of current portion	(11,055)	(34,362)
Total net unfunded amount recognized in consolidated balance sheets	$(32,484)	$(60,829)